Indebtedness (Schedule Of Maturities Of Outstanding Mortgage Notes Payable) (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Indebtedness [Abstract]
Remainder of 2013	$ 165,703
2014	70,026,131
2015	1,664,553
2016	15,850,475
2017	3,278,397
Thereafter	162,770,547
Outstanding Mortgage Notes Payable	$ 253,755,806	$ 133,245,422